Financial risk review - Schedule of Bank's Demand Deposits Ratio on Total Deposits And Bank's Liquidity (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [abstract]
Demand and "overnight" deposits	$ 748	$ 583
Demand and "overnight" deposits to total deposits	17.00%	18.30%
Total liquid assets	$ 1,999	$ 1,269
Total assets to total liabilities	45.40%	39.80%
Total liquid assets in the Federal Reserve of the United States of America	94.30%	90.20%